TAXES (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF EFFECTIVE TAX RATE

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2023, 2022 and 2021:

	For the Years Ended September 30,
	2023	2022	2021
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(12.0)%	(11.0)%	(9.5)%
Permanent difference	0.6%	0.1%	0.5%
Research and development deduction	(5.4)%	(4.2)%	(3.4)%
Change in valuation allowance	9.8%	7.0%	2.5%
Effective tax rate	18.0%	16.9%	15.1%

SCHEDULE OF COMPONENTS OF THE INCOME TAX PROVISION (BENEFIT)

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2023	2022	2021
Current tax provision:
Cayman Islands	$-	$-	$-
Hong Kong		-	-
China	1,000,887	1,248,013	791,822
Sub-total	1,000,887	1,248,013	791,822
Deferred tax provision (benefit):
Cayman Islands	-	-	-
Hong Kong	-	-	-
China	1,411	19,012	29,109
Sub-total	1,411	19,012	29,109
Income tax provision	$1,002,298	$1,267,025	$820,931

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets are comprised of the following:

	September 30, 2023	September 30, 2022

Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$300,846	$257,947
Less: valuation allowance	(299,511)	(255,179)
Deferred tax assets	$1,335	$2,768

SCHEDULE OF TAXED PAYABLE

Taxes payable consist of the following:

	September 30, 2023	September 30, 2022

Income tax payable	$1,296,206	$576,098
Value added tax payable	1,338,800	572,306
Other taxes payable	83,681	91,304
Total taxes payable	$2,718,687	$1,239,708